Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net
Accounts Receivable, Net

5. Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2017 and 2018 (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Accounts receivable, gross	524,198	562,797	81,855
Allowance for doubtful accounts	(65,454)	(78,684)	(11,444)
Accounts receivable, net	458,744	484,113	70,411

The following table presents the movement of the allowance for doubtful accounts (in thousands):

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance as of January 1,	58,846	91,348	65,454	9,520
Additional provision/(reversal) charged to bad debt expenses, net	47,762	(9,137)	22,473	3,269
Write-off of bad debt provision	(15,260)	(16,757)	(9,243)	(1,345)
Balance as of December 31,	91,348	65,454	78,684	11,444

The reversal of RMB9.1 million bad debt expenses in 2017 were mainly caused by the collection of previously fully-reserved receivables of RMB25.4 million, and partially offset by the addition of new bad debt provision of RMB16.3 million.